Conservative Allocation Fund
Conservative Allocation Fund May 1, 2019
Investment Objective.
The Fund seeks current income and, to a lesser extent, capital appreciation.
Fees and Expenses of the Fund.
The table below describes the fees and expenses you may pay if you buy and hold Fund shares. The expenses shown do not include Separate Account expenses which would increase costs if included.
Shareholder Fees  (fees paid directly from your investment)
Shareholder Fees	Conservative Allocation Fund Conservative Allocation Fund Class USD ($)
Shareholder Fees (fees paid directly from your investment)

Annual Fund Operating Expenses<br/> (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Conservative Allocation Fund Conservative Allocation Fund Class
Management Fees	none
Other Expenses	0.02%
Acquired Fund Fees & Expenses	0.34%
Total Annual Fund Operating Expenses	0.36%

Example.
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes: (a) that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods, (b) a 5% return each year and (c) operating expenses remain the same. The expenses shown do not include Separate Account expenses which would increase costs if included. Although your actual costs may be higher or lower, your cost based on these assumptions would be:
Expense Example	1 Year	3 Years	5 Years	10 Years
Conservative Allocation Fund | Conservative Allocation Fund Class | USD ($)	37	116	204	464

Expense Example, No Redemption	1 Year	3 Years	5 Years	10 Years
Conservative Allocation Fund | Conservative Allocation Fund Class | USD ($)	37	116	204	464

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may result in higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recently completed fiscal year, the Fund’s portfolio turnover rate was 11.70% of the average value of its portfolio.
Principal Investment Strategies.
The Fund invests the majority of its assets in fixed income shares of other funds of the Investment Company (“IC Funds”) and also invests in equity IC Funds.
  The Fund’s target allocation currently is approximately 65% of net assets in fixed income IC Funds and approximately 35% of net assets in equity IC Funds.
  The Fund seeks to maintain approximately 30% of its net assets in the Bond Fund and approximately 35% of its net assets in the Mid-Term Bond Fund.
  The Fund seeks to maintain approximately 25% of its net assets in the Equity Index Fund, approximately 5% of its net assets in the Mid Cap Equity Index Fund and approximately 5% of its net assets in the International Fund.

Principal Investment Risks.
An investment in the Fund is subject to the following risks which are described in more detail in the Prospectus.
  General risk: The Fund may not achieve its investment objective. An investment in the Fund could decline in value, and you could lose money by investing in the Fund.
  Underlying Fund risk: A Fund’s ability to achieve its investment objective will depend largely on the performance of the selected underlying funds. There can be no assurance that either the Fund or the underlying funds will achieve its investment objective. A Fund is subject to the same risks as the underlying funds in which it invests. The Fund generally invests 65% of its assets in fixed income IC Funds and 35% of its assets in equity IC Funds; therefore the Fund is primarily subject to Fixed Income risk, which is described below and in more detail in the “Principal Risks” section of the prospectus.
  Active Management risk: The portfolio manager’s judgments about the attractiveness, value or potential appreciation of the Fund’s investments may prove to be incorrect. The Fund could underperform in comparison to other funds with a similar benchmark or similar objectives and investment strategies if the Fund’s overall investment selections or strategies fail to produce the intended results.
  Mortgage risk: The duration of mortgage-related securities and interest rates tend to move together. As interest rates rise, the duration of mortgage-related securities extends and as interest rates fall, mortgage-related securities are often prepaid at a faster rate. Because of interest rate changes, it is not possible to predict the realized yield or average life of a mortgage-backed security.
  Zero Coupon risk: Zero coupon securities and discount notes do not pay interest prior to maturity and therefore may be more difficult to sell during periods of interest rate changes. The market value of debt securities declines as interest rates rise; therefore the Fund may lose value if it sells zero coupon securities prior to their maturity date.
  Fixed Income risk: The value of your investment will go up or down depending on movements in the bond markets.
  Interest rate risk: Fixed income securities have an inverse relationship to interest rates, such that as interest rates rise, bond values decrease, and the Fund faces a heightened level of interest rate risk under current conditions because interest rates are near historically low levels.
  Corporate Debt risk: During periods of economic uncertainty, the value of corporate debt securities may decline relative to the value of U.S. government debt securities. Debt obligations are subject to the risk that issuers may not be able to pay off the principal and interest when due.
  Credit Risk: Debt obligations are generally subject to the risk that the issuer may be unable to make principal and interest payments when they are due.
  Call Risk: When interest rates decline, an issuer may have an option to call the securities before maturity, resulting in reduced income.
  Non-investment grade debt risk: Non-investment grade debt obligations, known as “junk bonds,” have a higher risk of default and tend to be less liquid than higher-rated securities.
  Liquidity risk: The prices of debt securities may be subject to significant volatility, particularly as markets become less liquid due to limited dealer inventory of corporate bonds.
  Extension risk: Mortgage-related and other asset-backed securities are subject to the risk that the issuer of such a security pays back the principal of such an obligation later than expected. This may occur when interest rates rise, and this may negatively affect fund returns.
  Prepayment risk: Mortgage-related and other asset-backed securities are subject to the risk that the issuer of such a security pays back the principal of such an obligation earlier than expected. This may occur when interest rates decline, and may negatively affect Fund returns.
  Stock risk: The value of your investment will go up or down, depending on movements in the stock markets. The investment results may be better or worse than the results for the stock markets taken as a whole, or than the results of other funds that invest in the same types of securities.
  Large Cap risk: Larger, more established companies may be unable to respond quickly to new competitive challenges and also may not be able to attain the high growth rate of successful smaller companies.
  Mid-Cap risk: Mid-cap stocks experience more market risk and sharper price fluctuations than for large-cap stocks due to the fact that the earnings of mid-size companies tend to be less predictable and the stocks are traded less frequently. At times it may be difficult for a Fund to sell mid-cap stocks at a price equal to their value.
  Foreign Investment risk: Foreign markets are subject to the risk of change in currency or exchange rates, economic and political trends in foreign countries, less liquidity, more volatility, more difficulty in enforcing contractual obligations, higher transaction costs and less government supervision and other reporting regulations and requirements than domestic markets. Foreign investment risks are greater in emerging markets than in developed markets. Domestic equities indices could outperform the MSCI EAFE Index for periods of time. The International Fund, in which the Fund invests, may invest substantially all or a significant portion of its assets in ETFs.
  Allocation Fund risk:
  The value of your investment will go up or down depending on movements in the asset classes (stocks, bonds, money market instruments) in which the Fund invests.
  Performance of some asset classes may offset performance of others, such as stocks and bonds.
  Because the Allocation Fund holds both stocks and bonds, the Fund’s performance may be lower than that of equity funds or fixed income funds as the performance of stocks and bonds fluctuate.

Performance/Annual Return.
The bar chart and table below show the annual return and average annual returns of the Fund.

Below the bar chart are the Fund’s highest and lowest total returns for any calendar quarter during the period covered by the chart, showing the volatility of the Fund’s total returns. The numbers in parentheses are negative, representing a loss of principal.

The information indicates some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one and five years and the life of the Fund compare to those of certain broad-based, unmanaged indices for those periods. A fund’s past performance does not necessarily indicate how it will perform in the future.

The performance information for the Fund includes historical performance of the Fund for periods prior to May 1, 2014. As of May 1, 2014, the Fund adopted the Fund’s current asset allocation as set forth in the Fund’s Principal Investment Strategies. The Fund’s performance prior to May 1, 2014 may have been different had the Fund used the current strategy prior to that date.

The total returns and average annual total returns shown do not include charges against the assets of the Separate Accounts that purchase Fund shares. If these charges were reflected, returns would be less than those shown. Updated performance information is available at no cost online at http://www.mutualofamerica.com or by calling 1-800-468-3785.

The information in the average annual total returns table shows how the Fund’s performance compares with the returns of two indices that correspond to the equity and fixed income portions of the Fund, respectively:

(1) The S&P 500® and S&P 500® Index refer to the Standard & Poor’s 500 Composite Stock Price Index, a market value-weighted index of the common stock prices of companies included in the S&P 500®.

(2) The Bloomberg Barclays U.S. Aggregate Bond Index represents U.S. fixed rate, investment grade securities, with index components for U.S. government, corporate, mortgage-backed and asset-backed securities. Each bond included in the Index must have at least one year to final maturity regardless of call features and a rating of “Baa” or higher (investment grade) by a nationally recognized statistical rating agency.

Best and Worst Performing Quarters

	Quarter/Year	Total Return
Best	Second quarter 2009	7.50%
Worst	Fourth quarter 2018	(4.10)%

Average Annual Total Returns (for periods ended December 31, 2018)
Average Annual Total Returns - Conservative Allocation Fund	Past One Year	Past Five Years	Past Ten Years
Conservative Allocation Fund Class	(2.04%)	4.04%	6.55%
S&P 500® Index (Indices reflect no deduction for fees and expenses)	(4.38%)	8.49%	13.12%
Bloomberg Barclays U.S. Aggregate Bond Index (Indices reflect no deduction for fees and expenses)	0.01%	2.52%	3.48%